Schedule of Calculation of Fair Value Assumptions (FY) (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)	6 years	6 years
Risk-free interest rate	3.53%	2.06%
Expected volatility	104.24%	113.25%
Expected dividend yield